John Hancock Trust (“JHT”)
Supplement dated January 5, 2010
to the Prospectus dated May 1, 2009
Core Allocation Trust
Core Balanced Trust
Core Disciplined Diversification Trust
Effective January 1, 2010, MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) will cease providing subadvisory services to these funds of funds, and the Adviser, John Hancock Investment Management Services, LLC will commence providing investment management services directly to these funds. In connection with this change, the persons listed below will become the portfolio managers of each of these funds of funds.
For more information about the portfolio managers, including information about their compensation, other accounts they manage and any investments they may have in the funds, see the SAI.
Bruce Speca
•	Portfolio manager of the fund since 2010

•	Chief Investment Officer and Executive Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 2003 and MFC Global (U.S.A.) in 2009
Bob Boyda
•	Portfolio manager of the fund since 2010

•	Senior Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 1997 and MFC Global (U.S.A.) in 2009
Steve Medina
•	Portfolio manager of the fund since 2010

•	Senior Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 1998 and MFC Global (U.S.A) in 2009
Lifestyle Trusts
Lifecycle Trusts
Core Diversified Growth & Income Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Balanced Strategy Trust
Core Strategy Trust
MFC Global (U.S.A.) is the subadviser to each of these funds of funds. Effective January 1, 2010, the following persons will serve as portfolio managers to each of these funds replacing each of the existing portfolio managers. For more information about the portfolio managers, including information about their compensation, other accounts they manage and any investments they may have in the funds, see the SAI.
Bruce Speca
•	Portfolio manager of the fund since 2010

•	Chief Investment Officer and Executive Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 2003 and MFC Global (U.S.A.) in 2009
Bob Boyda
•	Portfolio manager of the fund since 2010

•	Senior Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 1997 and MFC Global (U.S.A.) in 2009
Steve Medina
•	Portfolio manager of the fund since 2010

•	Senior Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 1998 and MFC Global (U.S.A) in 2009
     Lifestyle Trusts
     Lifecycle Trusts
In the case of each Lifestyle Trust and Lifecycle Trust, Deutsche Investment Management Americas Inc. (“DIMA”), which currently provides subadvisory consulting services to MFC Global (U.S.A.), will, effective January 1, 2010, commence providing these services directly to the Adviser. The types of services that DIMA currently provides to MFC Global (U.S.A.) and will provide to the Adviser are set forth in the SAI under “Subadvisory Agreements — DIMA Subadvisory Consulting Agreement for the Lifestyle Trusts.”

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